As filed with the Securities and Exchange Commission on August 22, 2008
                                     Investment Company Act File Number 811-8312


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                                DAILY INCOME FUND
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
                   (Address of principal executive offices)       (Zip code)


                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

ITEM 1: SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENTS OF NET ASSETS
June 30, 2008
(UNAUDITED)
================================================================================

      Face                                                                      Maturity    Current          Value
     Amount                                                                       Date     Coupon (1)      (Note 1)
     ------                                                                       ----     ---------        -------
Commercial Paper (1.96%)
------------------------------------------------------------------------------------------------------------------------------------
$     77,880,000  Societe Generale North America                                07/1108      3.95%      $  77,796,279
      34,900,000  Vermont EDA Economic Development Capitalization Program - Series A
                  LOC Calyon                                                    09/0908      2.90          34,900,000
  --------------                                                                                        -------------
     112,780,000  Total Commercial Paper                                                                  112,696,279
  --------------                                                                                        -------------
Domestic Certificates of Deposit (6.61%)
------------------------------------------------------------------------------------------------------------------------------------
$    100,000,000  American Express Centurian Bank                               07/10/08     2.76%      $ 100,000,000
     150,000,000  Wilmington Trust Company                                      07/30/08     3.00         150,000,000
      50,000,000  Wilmington Trust Company                                      07/10/08     4.24          50,000,000
      60,300,000  Wilmington Trust Company                                      08/01/08     2.60          60,304,493
      15,000,000  Wilmington Trust Company                                      08/01/08     2.62          15,002,079
       5,000,000  Wilmington Trust Company                                      08/01/08     2.62           5,000,280
  --------------                                                                                        -------------
     380,300,000  Total Domestic Certificate of Deposit                                                   380,306,852
  --------------                                                                                        -------------
Eurodollar Certificates of Deposit (28.49%)
------------------------------------------------------------------------------------------------------------------------------------
$    200,000,000  Bayerische Landesbank Girozentrale                            09/10/08     2.85%      $ 200,004,894
     100,000,000  Credit Agricole S.A.                                          08/01/08     2.65         100,008,515
     100,000,000  Credit Industriel et Commercial                               08/15/08     2.95         100,001,240
     200,000,000  Deutsche Zentral-Genossenschaftsb                             07/07/08     2.66         200,000,332
     100,000,000  DNB Nordbank                                                  07/11/08     2.76         100,000,276
     200,000,000  HSH Nordbank AG                                               08/07/08     3.04         200,002,040
     125,000,000  Landesbank Hessen-Thuringen                                   08/11/08     2.95         125,001,413
      40,000,000  Societe Generale                                              09/04/08     2.85          40,000,717
     100,000,000  Societe Generale                                              08/22/08     2.73         100,000,000
     100,000,000  Societe Generale                                              08/22/08     2.73         100,000,717
     200,000,000  Ulster Bank Limited                                           08/29/08     2.93         200,003,249
     100,000,000  Ulster Bank Limited                                           07/07/08     2.88         100,000,083
      75,000,000  Unicredito Italiano SPA                                       08/06/08     3.04          75,000,744
  --------------                                                                                        -------------
   1,640,000,000  Total Eurodollar Certificates of Deposit                                              1,640,024,220
  --------------                                                                                        -------------
Floating Rate Securities (2.61%)
------------------------------------------------------------------------------------------------------------------------------------
$     35,000,000  BNP Paribas (2)                                               08/07/08     2.76%      $  34,991,727
      50,000,000  Harris Bank Floater (3)                                       08/18/08     2.69          50,000,000
      25,000,000  JPMorgan Chase & Co. Extendable Floating Rate Note (4)        12/11/08     2.45          25,000,000
      40,000,000  Merrill Lynch & Co. Extendible Floater (5)                    12/17/08     2.64          40,000,000
  --------------                                                                                        -------------
     150,000,000  Total Floating Rate Securities                                                          149,991,727
  --------------                                                                                        -------------
Foreign Commercial Paper (1.73%)
------------------------------------------------------------------------------------------------------------------------------------
$     50,000,000  Anglo Irish Bank Corporation PLC                              08/08/08     2.92%      $  49,846,944
      50,000,000  Statens Bostadsfinansieringsaktiebo                           09/05/08     2.77          49,747,917
  --------------                                                                                        -------------
     100,000,000  Total Foreign Commercial Paper                                                           99,594,861
  --------------                                                                                        -------------
Letter of Credit Commercial Paper (3.29%)
------------------------------------------------------------------------------------------------------------------------------------
$     65,000,000  Dean Health Systems, Inc.
                  LOC Marshall & Ilsley                                         07/08/08     2.48%      $  64,968,782
      25,000,000  ICICI Bank Ltd.
                  LOC Bank of America                                           09/30/08     2.73          24,829,375
     100,000,000  ICICI Bank Ltd.
                  LOC Fortis Bank                                               08/04/08     3.09          99,711,944
  --------------                                                                                        -------------
     190,000,000  Total Letter of Credit Commercial Paper                                                 189,510,101
  --------------                                                                                        -------------
Loan Participations (3.10%)
------------------------------------------------------------------------------------------------------------------------------------
$     91,500,000  Army & Air Force Exchange Service with JPMorgan Chase as agent07/15/08     2.73%      $  91,500,000
      87,000,000  AXA Equitable Life Insurance Company with JPMorgan Chase as
                  agent (6)                                                     09/23/08     2.85          87,000,000
  --------------                                                                                        -------------
     178,500,000  Total Loan Participation                                                                178,500,000
  --------------                                                                                        -------------
Other Notes (0.04%)
------------------------------------------------------------------------------------------------------------------------------------
$      2,070,000  Michigan Public Educational Facilities Authority
                  LOC Bank of New York Mellon                                   08/22/08     5.30%      $   2,070,000
  --------------                                                                                        -------------
       2,070,000  Total Other Note                                                                          2,070,000
  --------------                                                                                        -------------
Time Deposits (1.91%)
------------------------------------------------------------------------------------------------------------------------------------
$     60,000,000  Royal Bank of Canada                                          07/01/08     2.75%      $  60,000,000
      50,000,000  Banque Nationale de Paris                                     07/01/08     3.00          50,000,000
  --------------                                                                                        -------------
     110,000,000  Total Time Deposits                                                                     110,000,000
  --------------                                                                                        -------------
Variable Rate Demand Instruments (7) (16.89%)
------------------------------------------------------------------------------------------------------------------------------------
$      2,000,000  1212 Jackson LLC - Series 2004
                  LOC Fifth Third Bank                                          09/01/24     3.25%      $   2,000,000
       1,875,000  1800 Indian Wood Ltd. - Series 2005
                  Loc Fifth Third Bank                                          04/01/26     3.25           1,875,000
       1,665,000  2150 Investment Company - Series 1997
                  LOC Fifth Third Bank                                          02/01/17     3.25           1,665,000
       1,795,000  361 Summit Boulevard, LLC - Series 2003
                  LOC First Commercial Bank                                     05/01/28     2.68           1,795,000
       4,200,000  A&M Associates Project - Series 2002
                  LOC US Bank, N.A.                                             12/01/34     2.71           4,200,000
       1,785,000  Alatrade Foods LLC - Series 2004
                  LOC Regions Bank                                              12/01/14     2.73           1,785,000
       1,955,000  Albany, NY Industrial Development Agency Civic Facilities RB
                  (Albany Medical Center Project) - Series 2006B
                  LOC Royal Bank of Scotland                                    05/01/35     2.73           1,955,000
       5,500,000  Allegheny County, PA IDA (union Electric Steel Corporation)
                  LOC PNC Bank, N.A                                             11/01/27     2.61           5,500,000
       2,800,000  Allied Services, Ltd - Series 2006
                  LOC Fifth Third Bank                                          03/01/21     3.25           2,800,000
       2,250,000  Alta Mira LLC - Series 2004
                  LOC Marshall & Ilsley Bank                                    11/01/34     2.88           2,250,000
         800,000  Atlantic Tool & Die Company - Series 1996
                  LOC Key Bank, N.A.                                            12/01/11     2.75             800,000
       1,615,000  Atlantic Tool & Die Company - Series 2002
                  LOC Key Bank, N.A.                                            03/01/17     2.75           1,615,000
       1,788,000  Aztec Properties, LLC
                  LOC U.S. Bank, N.A.                                           08/01/20     3.05           1,788,000
       1,665,000  Baird Properties, LLC
                  LOC Columbus Bank & Trust Company                             12/01/26     2.78           1,665,000
       5,389,000  Baldwin County Sewer Service, LLC - Series 2005
                  LOC Amsouth Bank                                              05/01/25     2.73           5,389,000
       1,160,000  Bank of Kentucky Building, LLC - Series 1999
                  LOC US Bank, N.A.                                             12/01/19     3.05           1,160,000
          86,000  Barnes & Thornburg LLP - Series 2003
                  LOC Fifth Third Bank                                          07/01/08     3.25              86,000
       1,500,000  Barnes & Thornburg LLP - Series 2005
                  LOC Fifth Third Bank                                          12/01/55     3.25           1,500,000
       6,805,000  BB Auto Land of Roswell, LLC - Series 2003A
                  LOC Bank of North Georgia                                     05/01/23     2.78           6,805,000
       2,205,000  BBC, LLC- Series 2000
                  LOC Columbus Bank & Trust Company                             11/01/20     2.68           2,205,000
       7,935,000  Beacon Orthopedics Facilities, LLC - Series 2004
                  LOC Fifth Third Bank                                          02/01/24     2.95           7,935,000
       2,725,000  Bennett Realty LLC - Series 2003
                  LOC Fifth Third Bank                                          04/01/23     3.25           2,725,000
         720,000  Berkeley Square Retirement Center - Series 1998A
                  LOC Fifth Third Bank                                          02/01/13     3.05             720,000
         830,000  Big Brothers Big Sisters Association of Greater Columbus - Series 2000
                  LOC Fifth Third Bank                                          12/01/20     3.25             830,000
       3,400,000  Bluegrass Wireless, LLC
                  LOC Fifth Third Bank                                          02/01/12     3.25           3,400,000
       2,855,000  Bob Sumerel Tire Co, Inc.
                  LOC Fifth Third Bank                                          04/01/19     3.25           2,855,000
       5,680,000  Bonita Community Health Center, Inc.
                  LOC Fifth Third Bank                                          12/01/31     3.00           5,680,000
       9,875,000  Bridge Park Real Estate, LLC
                  LOC Fifth Third Bank                                          12/01/27     3.25           9,875,000
       2,600,000  Brookville Enterprises - Series 2004
                  LOC Fifth Third Bank                                          10/01/25     3.25           2,600,000
       1,750,000  Burke County, GA Development Authority IDRB
                  (Lichtenberg Holdings II, LLC Project) - Series 2002
                  LOC JP Morgan Chase Bank, N.A.                                01/01/13     2.53           1,750,000
         125,000  Burton I. Saltzman (Dave's Supermarket, Inc Project)
                  LOC US Bank, N.A.                                             09/01/08     2.86             125,000
       1,210,000  Butler County Surgical Properties LLC - Series 2003
                  LOC Fifth Third Bank                                          03/01/23     3.25           1,210,000
       2,895,000  Butler County Surgical Properties LLC - Series 2005
                  LOC Fifth Third Bank                                          07/01/25     3.25           2,895,000
       2,925,000  Bybee Food LLC
                  LOC Key Bank, N.A.                                            11/01/26     2.75           2,925,000
       4,815,000  Capital Markets Access Company, LLC.
                  (Cape Coral Medical & Surgical Suites, LLC Project)
                  LOC Suntrust Bank                                             08/01/20     2.70           4,815,000
         318,000  Capital One Funding Corporation
                  Floating Rate Option Notes - Series 1997 D
                  LOC JP Morgan Chase Bank, N.A.                                07/02/18     2.98             318,000
       3,125,000  Carmichael Imaging, LLC - Series 2002
                  LOC Regions Bank                                              11/01/10     2.68           3,125,000
       1,100,000  CEGW, Inc
                  LOC PNC Bank, N.A                                             03/31/09     2.81           1,100,000
         965,000  Central Michigan Inns, LLC (Pohlcat Inc) - Series 2000A
                  LOC Wachovia Bank, N.A.                                       04/01/30     2.62             965,000
       6,800,000  CFM International Inc. - Series 1999A
                  Guaranteed by General Electric Company                        01/01/10     2.71           6,800,000
       4,100,000  Charles K. Blandin Foundation - Series 2004 (8)
                  LOC Wells Fargo Bank, N.A.                                    05/01/19     2.75           4,100,000
         475,000  Chuo Mubea Suspension Component Company - Series 2004
                  LOC Fifth Third Bank                                          01/01/11     3.25             475,000
      21,200,000  Church of the Highlands, Inc.
                  LOC Amsouth Bank                                              01/01/23     2.68          21,200,000
       2,475,000  Cinnamon Properties, Inc.
                  LOC U.S. Bank, N.A.                                           04/01/20     3.05           2,475,000
       1,805,000  Cirrus Development Ltd. - Series 1999
                  LOC US Bank, N.A.                                             05/01/14     3.05           1,805,000
      10,980,000  City of Auburn, AL
                  Industrial Development & Infrastructure RB - Series 2004A
                  LOC Allied Irish Bank                                         05/01/24     2.68          10,980,000
       5,200,000  City of Florence, KY IDRB (Fifth Third Processing Center
                  Project) - Series 2005A
                  LOC Fifth Third Bank                                          04/15/10     3.40           5,200,000
       5,000,000  City of Marion, IN EDRB (Dolgencorp, Inc Project) - Series 2005A
                  LOC Key Bank, N.A                                             02/01/35     2.75           5,000,000
       1,960,000  CMW Real Estate LLC - Series 2000
                  LOC Firstar Bank, National Association                        06/01/20     3.05           1,960,000
       1,065,000  Cobb County, GA Development Authority RB
                  (Prime Power Project) - Series 2006
                  LOC Bank of North Georgia                                     07/01/19     3.25           1,065,000
       6,000,000  Columbus, GA Development Authority RB
                  (Sunbelt - TCG, LLC Project) - Series 2007
                  LOC Regions Bank                                              09/01/27     2.55           6,000,000
       2,850,000  Columbus, GA Development Authority RB
                  (Columbus Economic Development Corporation/
                  Bricken Financial Project) - Series 2006
                  LOC Wachovia Bank, N.A.                                       02/01/26     2.62           2,850,000
       3,540,000  Columbus, GA (Riverton Ford Inc. Project) - Series 2000
                  LOC Columbus Bank & Trust Company                             04/01/20     2.73           3,540,000
       5,885,000  Columbus, GA Development Authority RB
                  (Four J.S. Family, LLP Project) - Series 2000
                  LOC Columbus Bank & Trust Company                             09/01/20     2.78           5,885,000
      10,165,000  Columbus, GA Development Authority RB
                  (Four J.S. Family, LLP Project) - Series 2002
                  LOC Columbus Bank & Trust Company                             12/01/22     2.73          10,165,000
       2,770,000  Columbus, GA Development Authority RB
                  (Rivertown Pediatric Project) - Series 2003
                  LOC Columbus Bank & Trust Company                             05/01/23     2.68           2,770,000
       9,935,000  Columbus, GA Development Authority RB
                  (Woodmont Properties, LLC
                  Greystone Farms II Project) - Series 2006
                  LOC Columbus Bank & Trust Company                             02/01/26     2.78           9,935,000
         805,000  Community Limited Care Dialysis Center - Series 1997
                  LOC Fifth Third Bank                                          12/01/12     3.05             805,000
       1,225,000  Consolidated Equities, LLC - Series 1995
                  LOC Fifth Third Bank                                          12/01/25     3.25           1,225,000
       8,995,000  Country Club of the South - Series 2002
                  LOC Bank of North Georgia                                     12/01/31     2.68           8,995,000
         305,000  Crownover Lumber Company, Inc. - Series 1997
                  LOC Fifth Third Bank                                          09/01/08     3.10             305,000
       6,215,000  Cubba Capital II, LLC - Series 2006A
                  Collateralized by Federal Home Loan Bank                      03/01/55     3.25           6,215,000
       5,000,000  Cubba Capital II, LLC - Series 2006B
                  LOC Charter One Bank                                          09/01/56     2.75           5,000,000
       3,700,000  D&G Conduit LLC
                  LOC Amsouth Bank                                              10/01/23     2.68           3,700,000
       9,050,000  D.G.Y. Real Estate LP - Series 2000A
                  LOC PNC Bank, N.A.                                            05/01/20     2.81           9,050,000
       6,425,000  Daniel Land Company - Series 2004
                  LOC Columbus Bank & Trust Company                             09/01/29     2.68           6,425,000
       7,200,000  Dayton Freight Lines, Inc.
                  LOC Fifth Third Bank                                          12/01/45     3.25           7,200,000
       2,135,000  Deerfoot Market Place, LLC - Series 2002
                  LOC First Commercial Bank                                     03/01/28     2.78           2,135,000
       1,720,000  Delta Capital LLC - Series 1996B
                  LOC JPMorgan Chase Bank, N.A.                                 10/01/26     2.88           1,720,000
         300,000  Derby Fabricating LLC
                  LOC Fifth Third Bank                                          06/01/24     3.25             300,000
       3,900,000  Development Authority of Cobb County, GA
                  (Prime Power Project) - Series 2006
                  LOC Columbus Bank & Trust Company                             01/01/32     2.68           3,900,000
       1,875,000  Devin F. & Janis L. McCarthy - Series 1997
                  LOC U.S. Bank, N.A.                                           07/01/17     3.05           1,875,000
       1,935,000  Eagles Landing, LLC
                  LOC Regions Bank                                              12/01/26     2.68           1,935,000
       2,600,000  East Kentucky Network, LLC
                  LOC Fifth Third Bank                                          02/01/16     3.25           2,600,000
       2,870,000  Eckert Seamans Cherin & Mellott, LLC- Series 2000
                  LOC PNC Bank, N.A.                                            01/01/15     2.78           2,870,000
       6,875,000  El Dorado Enterprises of Miami, Inc. - Series 2000
                  LOC Wachovia Bank, N.A.                                       06/01/20     3.37           6,875,000
       8,330,000  Elsinore Properties LLP - Series 1999
                  LOC Fifth Third Bank                                          01/01/29     3.25           8,330,000
       2,145,000  Erie County, NY IDA RB
                  (Niagara-Maryland LLC Project) - Series 2003
                  LOC Manufacturers and Traders Trust Co.                       06/01/23     2.73           2,145,000
       1,000,000  Fall Village Realty, LLC - Series 2004
                  LOC Fifth Third Bank                                          12/01/29     3.25           1,000,000
       1,805,000  Fannin & Fannin LLC
                  LOC Fifth Third Bank                                          12/01/24     3.25           1,805,000
       3,090,000  FE, LLC - Series 1998A
                  LOC Fifth Third Bank                                          04/01/28     3.00           3,090,000
       4,746,295  Federal Home Loan Mortgage Corporation
                  Class A Certificates - Series 2006                            10/15/45     2.48           4,746,295
       1,410,000  Findlay Evangelical Presbyterian Church - Series 2004
                  LOC Fifth Third Bank                                          11/01/30     3.25           1,410,000
       2,690,000  Fiore Capital LLC - Series 2005A
                  LOC Marshall & Ilsley Bank                                    08/01/45     2.58           2,690,000
       1,290,000  First Park Place LLC
                  LOC Fifth Third Bank                                          12/01/19     3.25           1,290,000
      10,680,000  Flint River Services, Inc. - Series 2005
                  LOC Columbus Bank & Trust Company                             01/01/30     2.78          10,680,000
      14,745,000  Ft. Northport, LLC - Series 2004
                  LOC Regions Bank                                              12/01/31     2.68          14,745,000
      17,000,000  Fuller Road Management Corp. (Nanofab East Project) - Series 2007
                  LOC Key Bank, N.A.                                            07/01/37     2.78          17,000,000
         975,000  G&J Land Management - Series 1996
                  LOC Fifth Third Bank                                          12/01/17     2.95             975,000
       4,005,000  G&J Land Management - Series 2002
                  LOC Royal Bank of Scotland                                    09/01/23     3.25           4,005,000
       3,260,000  G&L Manufacturing, Inc.
                  LOC Fifth Third Bank                                          07/01/20     3.25           3,260,000
       3,075,000  Gardner Publications - Series 2000
                  LOC Fifth Third Bank                                          10/01/10     3.25           3,075,000
       1,390,000  Garfield Investment Group
                  LOC Fifth Third Bank                                          07/01/28     3.25           1,390,000
      10,520,000  Gastro Partners Land Company, LLC - Series 2005
                  LOC Union Planters Bank                                       03/01/35     2.68          10,520,000
       1,060,000  GCG Portage L.L.C.
                  LOC Old Kent Bank & Trust Company                             02/01/26     2.88           1,060,000
       1,500,000  Genesee County, MI Taxable Obligation Notes                   11/01/08     3.10           1,500,000
       7,900,000  Genoa Medical Development, LLC
                  LOC Fifth Third Bank                                          12/01/45     3.15           7,900,000
       2,280,000  GMC Financing LLC, - Series 2005
                  LOC Federal Home Loan Bank                                    06/01/30     2.53           2,280,000
       1,225,000  Goson Project - Series 1997
                  Guaranteed by Federal Home Loan Bank                          11/01/17     3.15           1,225,000
       2,520,000  Governor's Village LLC - Series 2000
                  LOC Fifth Third Bank                                          03/01/20     3.25           2,520,000
       5,235,000  Graf Brothers Flooring, Inc. - Series 2005
                  LOC Fifth Third Bank                                          05/01/20     3.25           5,235,000
         585,000  Graves Lumber Co. Project - Series 2000
                  Guaranteed by Federal Home Loan Bank of Cincinnati            11/01/10     3.15             585,000
       1,305,000  Great Expectations Ltd. (Bass Chevrolet) - Series 1996
                  LOC Fifth Third Bank                                          07/01/17     3.05           1,305,000
       1,089,450  Gutwein & Co., Inc. and Gutwein Properties LLC - Series 2004
                  LOC Fifth Third Bank                                          12/01/24     3.25           1,089,450
       1,235,000  HCH, LLC - Series 2000
                  LOC Key Bank, N.A.                                            08/01/15     2.75           1,235,000
       1,046,500  HCS & DJS Leasing - Series 2004
                  LOC Fifth Third Bank                                          06/01/34     3.25           1,046,500
       3,165,000  Healtheum, LLC - Series 2004
                  LOC Wells Fargo, N.A.                                         11/01/29     2.48           3,165,000
       2,200,000  Henderson, OH Regional Authority
                  LOC Fifth Third Bank                                          07/01/23     3.25           2,200,000
      14,417,750  Herman & Kittle Capital, LLC - Series 2005 (8)
                  LOC Fifth Third Bank                                          06/01/55     3.50          14,417,750
       1,755,000  HFA of Lee County, FL MHRB
                  (University Club Apartments) - Series 2002B
                  Guaranteed by Federal National Mortgage Association           05/15/35     2.55           1,755,000
       1,700,000  Hoosier Stamping Manufacturing Corp. - Series 2004
                  LOC Fifth Third Bank                                          07/01/36     3.25           1,700,000
         790,000  Hope Realty, Ltd. & Harmony Realty, Ltd. (Kurtz Bros., Inc.)
                  - Series 2000
                  LOC Key Bank, N.A.                                            08/01/15     2.75             790,000
       2,770,000  Hostun LLC - Series 2004
                  LOC Fifth Third Bank                                          12/01/27     3.30           2,770,000
       1,500,000  IHA Capital Development Corp
                  LOC Fifth Third Bank                                          07/01/28     3.25           1,500,000
         600,000  Illinois Development Finance Authority
                  (Harbortown Industry Inc. Project) - Series 2000
                  LOC LaSalle National Bank, N.A.                               12/01/20     2.65             600,000
         900,000  Indian Creek Christian Church Inc.
                  LOC Fifth Third Bank                                          12/01/55     3.25             900,000
      18,870,000  Inter Mountain Cable, Inc - Series 2006
                  LOC Fifth Third Bank                                          12/01/21     3.25          18,870,000
       1,550,000  IOP Properties LLC
                  LOC Fifth Third Bank                                          04/01/44     3.25           1,550,000
       2,847,000  KFDT LP - Series 2005
                  LOC Fifth Third Bank                                          03/01/35     3.25           2,847,000
       1,200,000  Jacksons Food Stores, Inc. - Series 2006
                  LOC Key Bank, N.A.                                            03/01/16     2.75           1,200,000
         950,000  James B. Krewatch & Marden H. Krewatch
                  Revocable Living Trust - Series 2005
                  LOC Fifth Third Bank                                          11/01/25     3.25             950,000
       3,950,000  Jeff Wyler Automotive Family, Inc.
                  LOC US Bank, N.A.                                             01/02/26     3.05           3,950,000
       1,240,000  Joe Holland Chevrolet, Inc. - Joe Holland Chrysler LLC
                  (The Holland Family Limited Partnership Number 1) - Series 2004
                  LOC Fifth Third Bank                                          07/01/24     3.25           1,240,000
       2,847,000  KFDT LP - Series 2005
                  LOC Fifth Third Bank                                          03/01/35     3.25           2,847,000
       1,830,000  Keating Meuthing Klekamp
                  LOC Fifth Third Bank                                          11/01/24     3.25           1,830,000
       2,600,000  Kenwood County Club, Incorporated - Series 2005
                  LOC US Bank, N.A.                                             12/01/15     3.05           2,600,000
       2,070,000  Kingston Healthcare Company - Series 1997A
                  LOC Fifth Third Bank                                          11/01/17     2.95           2,070,000
       1,610,000  Kingston Healthcare Company - Series 1998A
                  LOC Fifth Third Bank                                          03/01/18     2.95           1,610,000
       4,515,000  Kingston Healthcare Corporation
                  LOC Fifth Third Bank                                          08/01/25     3.25           4,515,000
         700,000  Kit Carson County, CO Agricultural Development RB
                  (Midwest Farms, LLC) - Series 1997
                  LOC Wells Fargo Bank, N.A.                                    06/01/27     2.60             700,000
       3,650,000  Kool Capital, LLC
                  LOC Michigan National Bank                                    04/01/29     3.42           3,650,000
       1,950,000  L3 Corporation - Series 2002
                  LOC Fifth Third Bank                                          11/01/17     3.25           1,950,000
       4,400,000  Lake Mary Bay Limited Partnership - Series 2005
                  LOC Amsouth Bank                                              03/01/25     2.73           4,400,000
       4,400,000  Lakeland Income Properties, LLC - Series 2004
                  LOC Federal Home Loan Bank                                    04/01/29     2.53           4,400,000
       2,175,000  Landmark Church of Christ - Series 2005
                  LOC Columbus Bank & Trust Company                             04/01/20     2.73           2,175,000
       4,795,000  Laurel County, KY Industrial Building RB
                  (Consolidated Biscuit Company Project)
                  LOC Fifth Third Bank                                          03/01/15     3.05           4,795,000
       1,810,000  Lauren Company, LLC - Series 2003
                  LOC Wells Fargo Bank, N.A.                                    07/01/33     2.48           1,810,000
       1,505,000  Le Sportsac Inc. - Series 2005
                  LOC Fifth Third Bank                                          11/01/14     3.25           1,505,000
         270,000  Lee County, FL MHRB RB (Crossings at Cape Coral Apartments
                  Projects) - Series 1999 B
                  LOC SunTrust Bank                                             06/01/14     2.65             270,000
         990,000  Louisiana Endoscopy Center, Inc.
                  LOC Union Planters Bank                                       03/01/35     2.68             990,000
         470,000  LRC - B Wadsworth Investors, Ltd. - Series 1997
                  LOC US Bank, N.A                                              09/01/17     3.10             470,000
       1,000,000  LRC Meadows Investor LLC
                  LOC JPMorgan Chase Bank, N.A.                                 12/01/34     3.25           1,000,000
         440,000  Machining Center Inc - Series 1997
                  LOC Comerica Bank                                             10/01/27     2.88             440,000
         615,000  Manatee County, FL MHRB - Series 2002B
                  (La Mirada Gardens Project)
                  LOC SunTrust Bank                                             11/01/33     2.55             615,000
       3,375,000  Maryland Health & Higher Educational Facilities Authority
                  (Glen Meadows Retirement Community) - Series 1999B
                  LOC Wachovia Bank, N.A.                                       07/01/29     2.58           3,375,000
       2,257,100  Materials Processing Inc. - Series 2004
                  LOC Fifth Third Bank                                          09/01/34     3.25           2,257,100
         600,000  Mayfair Village Retirement Center, Inc., KY - Series 1995
                  LOC PNC Bank, N.A.                                            05/15/09     2.72             600,000
       7,400,000  M-B Companies, Inc. - Series 2008
                  LOC US Bank, N.A                                              03/01/48     3.30           7,400,000
       6,850,000  MBE Investment Company LLC - Series 2004A
                  LOC Comerica Bank                                             12/01/54     2.75           6,850,000
       1,680,000  Mercer County, OH HealthCare Facilities Revenue Boards
                  LOC Fifth Third Bank                                          04/01/23     3.25           1,680,000
         895,000  Miami River Stone Company - Series 2002
                  LOC US Bank, N.A.                                             08/01/09     3.05             895,000
       2,150,000  Michigan City, IN Economic Development RB
                  (Consolidated Biscuit Co., Project) - Series 1998
                  LOC Fifth Third Bank                                          10/01/13     3.25           2,150,000
       6,280,000  Michigan Equity Group, LLC
                  (Oakland Investment Company Project) - Series 2004A
                  LOC Fifth Third Bank                                          04/01/34     3.25           6,280,000
       1,880,000  Michigan HEFA (Hope College) - Series 1996M
                  LOC Old Kent Bank & Trust Co.                                 10/01/16     2.70           1,880,000
         885,000  Milwaukee, WI (Historic Third Ward Parking Project)
                  LOC Northern Trust Bank                                       09/01/28     2.88             885,000
       1,800,000  Mississippi Business Finance Corporation IDRB
                  (TT & W Farm Products Inc. Project) - Series 2000B
                  LOC Amsouth Bank                                              11/01/11     2.68           1,800,000
       2,550,000  Mississippi Business Finance Corporation
                  (Wade Inc. Project) - Series 2006
                  LOC Regions Bank                                              02/01/21     2.68           2,550,000
       4,300,000  Mississippi Business Finance Corporation
                  (Potery Barn Inc. Project) - Series 2004
                  LOC Bank of America, N.A.                                     06/01/24     2.56           4,300,000
       2,500,000  Mississippi Business Finance Corporation IDRB
                  (Attala Steel Industries, LLC Project) - Series 2005
                  Guaranteed by Federal Home Loan Bank of Dallas                07/01/20     2.53           2,500,000
       1,240,000  Mississippi Business Finance Corporation IDRB
                  (Howard Industries Inc. Project) - Series 1995
                  LOC Amsouth Bank                                              06/01/10     2.68           1,240,000
       7,225,000  Mississippi Business Finance Corporation IDRB
                  (Lextron - Visteon Leasing, LLC Project) - Series 2003
                  LOC JPMorgan Chase Bank, N.A.                                 12/01/27     2.51           7,225,000
         905,000  MMR Development Corp.
                  LOC Fifth Third Bank                                          05/01/23     3.25             905,000
       6,660,000  Montgomery County, PA MHRB
                  (Brookside Manor Apartments) - Series 2001A
                  Collateralized by Federal National Mortgage Association       08/15/31     2.50           6,660,000
       4,000,000  Montgomery, AL Health Facilities Development Inc.
                  LOC First Commercial Bank                                     11/01/33     2.78           4,000,000
         865,000  Montgomery, AL IDRB (The Jobs Company, LLC Project) - Series 1996C
                  LOC Columbus Bank & Trust Company                             07/01/16     2.68             865,000
       9,700,000  Moore Orthopedic Clinic -Land, LLC - Series 2006
                  LOC National Bank of South Carolina                           08/01/31     2.78           9,700,000
       2,865,000  Mount Ontario Holdings LLC - Series 2001 (8)
                  LOC U.S Bank, N.A.                                            04/01/21     2.75           2,865,000
       1,715,000  Mrs. K.C. Jordan & Associates, Inc.
                  LOC Fifth Third Bank                                          04/01/23     3.25           1,715,000
       2,785,000  Nebar Investments, LLC - Series 2005
                  LOC Fifth Third Bank                                          07/01/50     3.25           2,785,000
       4,095,000  New Hampshire Health & Educational Facility Authority RB
                  (Weeks Medical Center Issue) - Series 2005B
                  LOC Allied Irish Bank                                         07/01/35     2.44           4,095,000
       1,310,000  New Lexington Clinic, P.S.C. - Series 2003
                  LOC Fifth Third Bank                                          05/01/18     3.25           1,310,000
       1,380,000  New York City, NY IDA Civic Facility RB (Wartburg Luthern Home
                  for the Aging and Wartburg Nursing Home, Inc. Project) - Series 2006B
                  LOC Key Bank, N.A.                                            06/01/27     2.78           1,380,000
       1,000,000  New York State HFA RB (345 East 94th Street)
                  Guaranteed by Federal Home Loan Mortgage Corporation          11/01/30     2.50           1,000,000
       1,500,000  NO S Properties, LLC - Series 2004
                  LOC Fifth Third Bank                                          08/01/24     3.25           1,500,000
       3,000,000  North Coast Quarry, Ltd.
                  LOC Fifth Third Bank                                          07/01/31     3.25           3,000,000
       6,935,000  North Lagoon Partners, Inc. - Series 2004
                  LOC Columbus Bank & Trust Company                             10/01/29     2.68           6,935,000
       2,905,000  Northern Kentucky Cancer Center, LLC - Series 2003
                  LOC US Bank, N.A.                                             05/01/24     3.05           2,905,000
       1,670,000  NPI Capital, LLC - Series 1999A
                  LOC Michigan National Bank                                    07/01/29     2.88           1,670,000
       3,595,000  OH Columbus Area, Inc. - Series 2004
                  LOC Key Bank                                                  07/01/24     2.75           3,595,000
       2,490,000  OHC Real Estate LLC - Series 2006A
                  LOC US Bank, N.A.                                             11/01/26     3.05           2,490,000
       1,275,000  OHC Real Estate LLC - Series 2006B
                  LOC US Bank, N.A.                                             11/01/26     3.05           1,275,000
       6,900,000  Olathe, KS IDRB (Diamant Boart Project) - Series 1997B
                  LOC Svenska Handelsbanken                                     03/01/27     2.50           6,900,000
         960,000  Oswego County, NY IDA Facilities
                  (OH Properties, Inc Project - B)
                  LOC Manufacturers & Traders Trust Company                     06/01/24     2.53             960,000
       2,000,000  Parisi Investment, LP & Supply Co. - Series 1998
                  LOC US Bank, N.A.                                             05/01/18     3.05           2,000,000
       3,195,000  Parker Towing Company Inc. - Series 2006
                  LOC Amsouth Bank                                              06/01/11     2.98           3,195,000
       3,700,000  Pennsylvania EDFA 2005 Series B3
                  LOC PNC Bank, N.A                                             08/01/25     2.61           3,700,000
       1,300,000  Pennsylvania EDFA Taxable Development RB
                  (West 914 Incorporation Project) - Series 1991A
                  LOC PNC Bank, N.A.                                            05/01/21     2.61           1,300,000
       4,205,736  Precision Radiotherapy LLC
                  LOC Fifth Third Bank                                          08/01/18     3.25           4,205,736
         915,000  Putnam County, NY IDA IDRB
                  (Broad Reach, LLC Project) - Series 2006B
                  LOC Charter One Bank                                          07/01/14     2.73             915,000
       2,885,000  Putnam County, NY IDA IDRB
                  (Broad Reach, LLC Project) - Series 2006A
                  LOC Charter One Bank                                          07/01/32     2.73           2,885,000
       7,000,000  RDV Finance LLC
                  LOC Fifth Third Bank                                          10/01/39     3.00           7,000,000
       4,880,000  Real Estate, LLC and White Wilson Medical Center
                  LOC Fifth Third Bank                                          05/01/57     3.25           4,880,000
       2,355,000  Realty Holdings Co. LLC - Series 2004
                  LOC Fifth Third Bank                                          05/01/24     3.25           2,355,000
       4,570,000  Reynolds Road Fitness Center - Series 1998
                  LOC Fifth Third Bank                                          01/01/19     3.25           4,570,000
       3,490,000  Robert C. Fox Jr. (Fox Racing Shoe Project) - Series A
                  LOC Comerica Bank                                             06/01/33     2.48           3,490,000
       3,855,000  Rockwood Quarry LLC - Series 2002
                  LOC Fifth Third Bank                                          12/01/22     3.00           3,855,000
       9,265,000  Rural Electric Cooperative Grantor Trust Certificates         12/18/17     3.00           9,265,000
         980,000  S & S Partnership (Model Graphics) - Series 1999
                  LOC US Bank, N.A.                                             09/01/19     3.05             980,000
      10,088,000  Saber Management LLC - Series 2006
                  LOC Charter One Bank                                          07/01/56     3.10          10,088,000
       1,240,000  Sand Run Nursery & Preserve LLC - Series 2004
                  LOC US Bank, N.A.                                             03/01/24     3.05           1,240,000
       4,800,000  Santa Rosa Property Holdings, LLC - Series 2006
                  LOC Columbus Bank & Trust Company                             08/01/31     3.02           4,800,000
       2,300,000  Savoy Properties, Ltd. - Series 2000
                  LOC Key Bank, N.A.                                            08/01/20     2.75           2,300,000
       6,090,000  Scott Street Land Company, Ltd. - Series 2000
                  LOC Fifth Third Bank                                          01/03/22     3.25           6,090,000
      10,000,000  Sea Island Company & Sea Island Coastal
                  Properties LLC - Series 2003B
                  LOC Columbus Bank & Trust Company                             04/01/23     3.02          10,000,000
       3,850,000  Security Self-Storage, Inc. - Series 1999
                  LOC JPMorgan Chase Bank, N.A.                                 02/01/19     3.05           3,850,000
       2,700,000  Security Self-Storage, Inc. - Series 2005
                  LOC Fifth Third Bank                                          05/01/35     3.25           2,700,000
       3,330,000  Servaas, Inc. - Series 2003
                  LOC Fifth Third Bank                                          03/01/13     3.25           3,330,000
       2,920,000  Shepherd Capital LLC
                  LOC Fifth Third Bank                                          03/15/49     3.42           2,920,000
       3,975,000  Smugglers Notch Management Company, Ltd. and
                  Smugglers Notch Investment Company, Ltd. - Series 2000
                  LOC Key Bank, N.A.                                            09/01/15     2.75           3,975,000
       5,600,000  South Central Communications Corporation - Series 2003
                  LOC Fifth Third Bank                                          04/01/18     3.00           5,600,000
         840,000  Southern Orthopaedic Properties LLC - Series 2001
                  LOC Columbus Bank & Trust Company                             10/01/21     2.73             840,000
      67,800,000  Southern Ute Indian Tribe of the Southern Ute Indian
                  Reservation, CO - Series 2007                                 01/01/27     2.58          67,800,000
      11,925,000  Southwestern Group Limited - Series 2001
                  LOC U.S. Bank, N.A.                                           07/01/21     2.95          11,925,000
      10,380,000  St. Johns County IDA First Mortgage RB
                  (Presbyterian Retirement Communities Project) - Series 2004B
                  LOC Allied Irish Banks                                        08/01/34     2.65          10,380,000
       1,160,000  Stallard-Schrier Family LP - Series 1996
                  LOC Fifth Third Bank                                          09/01/16     3.05           1,160,000
         900,000  State Crest Ltd. - Series 2000
                  LOC Fifth Third Bank                                          06/01/23     3.25             900,000
      10,230,000  Stonegate-Partners I, LLC (Stonegate Partners Project) - Series 2002
                  LOC US Bank, N.A.                                             06/01/34     2.71          10,230,000
       1,000,000  Stone Creek LLC
                  LOC Columbus Bank & Trust Company                             12/01/41     2.73           1,000,000
      18,290,000  SWC Princeton, LLC - Series 2006
                  LOC Compass Bank                                              03/01/32     2.53          18,290,000
         650,000  T.D. Management Ltd. - Series 1996
                  LOC Fifth Third Bank                                          01/01/11     3.05             650,000
       2,100,000  Tampa Bay, FL (Elders Land Development) - Series 2003
                  LOC Fifth Third Bank                                          09/01/23     3.25           2,100,000
       2,520,000  Tant Real Estate, LLC - Series 2003
                  LOC Columbus Bank & Trust Company                             03/01/23     2.73           2,520,000
       1,645,000  Taylor Steel, Inc.
                  LOC Key Bank, N.A.                                            02/01/23     2.75           1,645,000
       7,030,000  Thayer Properties II, LLC - Series 2001
                  LOC Columbus Bank & Trust Company                             09/01/21     2.78           7,030,000
       1,605,000  The Home City Ice Company & HC Transport, Inc., Series - 2004
                  LOC U.S. Bank, N.A.                                           05/01/19     3.05           1,605,000
       2,560,000  The Medical Clinic Board of the City of Mobile, AL - Spring Hill
                  (Springhill Medical Complex, Inc.) - Series 1996B
                  LOC Regions Bank                                              09/01/11     2.68           2,560,000
       5,510,000  The Shoppes at Edgewater - Series 2003
                  LOC Amsouth Bank                                              01/01/23     2.68           5,510,000
       1,220,000  The Wilmington Iron & Metal Company, Inc - Series 1999
                  LOC JPMorgan Chase Bank, N.A.                                 08/01/14     3.10           1,220,000
       6,555,000  Three Reading LP
                  LOC Federal Home Loan Bank of Pittsburg                       06/01/24     2.71           6,555,000
       2,195,000  Tireless Corporation - Series 1999
                  LOC Fifth Third Bank                                          04/01/19     3.25           2,195,000
       3,700,000  Tom Richards, Inc. (Team Land, LLC / Team Industries)
                  Guaranteed by Federal Home Loan Bank of Cincinnati            12/01/16     3.15           3,700,000
       1,340,000  Trendway Corporation - Series 1996
                  LOC ABN Amro Bank, N.A.                                       12/01/26     2.88           1,340,000
       5,900,000  Triple Crown Investments, LLC- Series 2004
                  LOC Federal Home Loan Bank of Dallas                          08/01/25     2.68           5,900,000
       1,880,000  Trotman Bay Minette, Inc. - Series 2000
                  LOC Columbus Bank & Trust Company                             01/01/21     2.68           1,880,000
       2,520,000  Twelfth Street Partners, LLC - Series 2005
                  LOC Fifth Third Bank                                          04/01/25     3.25           2,520,000
       4,595,000  Upper Illinois River Valley Development Authority
                  (Exolon-ESK Company Project) - Series 1996B
                  LOC Bank of America, N.A.                                     12/01/21     2.70           4,595,000
         735,000  Vincent Enterprise & Partners - Series 2000
                  LOC Key Bank, N.A.                                            03/01/20     2.75             735,000
         570,000  Walt Sweeney Ford - Series 1996
                  LOC Fifth Third Bank                                          01/01/12     3.05             570,000
         430,000  Warrior Roofing Manufacturing, Inc - Series 2001
                  LOC Columbus Bank & Trust Company                             09/01/26     2.78             430,000
       1,375,000  Washington State HFC Non-Profit Housing RB
                  (The Vintage at Richland Project) - Series 2004B
                  Guaranteed by Federal National Mortgage Association           01/15/38     2.52           1,375,000
       3,333,000  Washington State HFC Non-Profit Housing RB
                  (Rockwood Program) - Series B (8)
                  LOC Wells Fargo Bank, N.A.                                    01/01/30     2.47           3,333,000
       8,955,000  Wellington Green, LLC - Series 1999
                  LOC Charter One Bank                                          04/01/29     2.75           8,955,000
       8,700,000  Wellstone Mills LLC - Series 2004A
                  LOC PNC Bank, N.A.                                            12/15/24     2.78           8,700,000
       1,600,000  Westchester County, NY IDA RB
                  (B.W.P. Distributors Inc) - Series 1997
                  LOC Wachovia Bank, N.A.                                       10/01/28     3.37           1,600,000
         425,000  Westchester Presbyterian Church
                  LOC U.S Bank, N.A.                                            09/01/13     3.10             425,000
      15,120,000  William Morris Realty Greystone, LLC - Series 2007
                  LOC Regions Bank                                              03/01/32     2.52          15,120,000
       4,800,000  Willow Creek Interest LLC, OH - Series 2005
                  LOC Fifth Third Bank                                          04/01/25     3.25           4,800,000
       2,687,562  Wilmington Trust Company (Amtrak Trust 93-A) - Series B Notes
                  Guaranteed by General Electric Company                        01/01/11     4.42           2,687,562
       7,500,000  Winder-Barrow Industrial Building Authority
                  (The Concrete Company Project) - Series 2000
                  LOC Columbus Bank & Trust Company                             02/01/20     2.73           7,500,000
         790,000  Windsor Medical Center, Inc. - Series 1997
                  LOC Federal Home Loan Bank                                    12/03/18     3.15             790,000
       1,555,000  Wisconsin Housing Preservation Corporation - Series 2005
                  LOC Marshall & Ilsley Bank                                    05/01/35     2.58           1,555,000
       2,100,000  Woods Group TN, LLC - Series 2006
                  LOC Amsouth Bank                                              09/01/31     2.73           2,100,000
  --------------                                                                                       --------------
     971,949,393  Total Variable Rate Demand Instruments                                                  971,949,393
  --------------                                                                                       --------------
Yankee Certificates of Deposit (33.01%)
------------------------------------------------------------------------------------------------------------------------------------
$    100,000,000  ABN AMRO Bank                                                 12/05/08     3.13%      $  99,883,394
      75,000,000  ABN AMRO Bank                                                 12/05/08     3.22          74,883,128
     200,000,000  Banco Bilbao de Vizcaya                                       07/07/08     2.48         200,000,000
     100,000,000  CIBC                                                          08/29/08     2.83         100,000,000
      25,000,000  CIBC Floating Rate YCD (9)                                    07/28/08     2.17          25,000,000
      50,000,000  Deutsche Zentral-Genossenschaftsb                             10/10/08     5.00          50,000,000
     100,000,000  HSH Nordbank AG                                               08/15/08     2.90         100,001,241
     100,000,000  KBC Bank                                                      07/07/08     2.57         100,000,332
     200,000,000  Landesbank Baden Wurtemburg                                   08/11/08     2.95         200,001,131
     100,000,000  Landesbank Baden Wurtemburg                                   07/18/08     3.00         100,000,469
     200,000,000  Norddeutsche Landesbank Girozentral                           08/07/08     3.04         200,001,020
     100,000,000  Norddeutsche Landesbank Girozentral                           07/21/08     3.10         100,000,000
     200,000,000  Standard Chartered Bank PLC                                   08/07/08     2.80         199,996,309
     100,000,000  Unicredito Italiano                                           08/07/08     3.05         100,000,510
     150,000,000  Unicredito Italiano                                           08/28/08     2.90         150,001,199
      50,000,000  Union Bank of Switzerland                                     09/17/08     5.10          50,000,000
      50,000,000  Union Bank of Switzerland                                     09/17/08     5.05          50,000,000
  --------------                                                                                       --------------
   1,900,000,000  Total Yankee Certificate of Deposit                                                   1,899,768,733
  --------------                                                                                       --------------
                  Total Investments (99.64%) (cost $5,734,412,166)                                      5,734,412,166
                  Cash and other assets, net of liabilities (0.36%)                                        20,879,712
                                                                                                       --------------
                  Net Assets (100.00%)                                                                 $5,755,291,878
                                                                                                       ==============
                  Net Asset Value, offering and redemption price per share:

                    Advantage Shares,           2,487,931,410   shares outstanding                      $        1.00
                                                                                                        =============
                    Institutional Class,          438,060,492   shares outstanding                      $        1.00
                                                                                                        =============
                    Institutional Service Shares, 384,364,841   shares outstanding                      $        1.00
                                                                                                        =============
                    Retail Class,               1,444,150,773   shares outstanding                      $        1.00
                                                                                                        =============
                    Short Term Income Shares,     271,454,627   shares outstanding                      $        1.00
                                                                                                        =============
                    Pinnacle,                     170,168,759   shares outstanding                      $        1.00
                                                                                                        =============
                    Investor,                     285,020,401   shares outstanding                      $        1.00
                                                                                                        =============
                    Option Xpress Class,          274,143,219   shares outstanding                      $        1.00
                                                                                                        =============

FOOTNOTES:
1) The interest rate shown reflects the security's current coupon, unless yield is available.

2) The interest rate is adjusted quarterly based upon three month LIBOR plus 0.15%.

3) The interest rate is adjusted quarterly based upon three months LIBOR minus 0.50%.

4)   The interest rate is adjusted monthly based upon one month LIBOR.

5)   The  interest  rate is  adjusted  monthly  based upon one month  LIBOR plus
     0.16%.

6) The interest rate is adjusted quarterly based upon three month LIBOR plus 0.05%.

7) Securities payable on demand at par including accrued interest (with seven days' notice). Interest rate is adjusted weekly, unless otherwise noted.

8) Securities payable on demand at par including accrued interest (with one day notice). Interest rate is adjusted daily.

9) The interest rate is adjusted daily based upon Federal Funds Target plus 0.165%.

Note 1) Valuation of Securities -

     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Trustees will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on April 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the assets or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of June 30, 2008:
Valuation Inputs                                Investment in Securities
----------------                                ------------------------
Level 1 - Quoted Prices                            $           -0-
Level 2 - Other Significant Observable Inputs        5,734,412,166
Level 3 - Significant Unobservable Inputs                      -0-
                                                   ---------------
Total                                              $ 5,734,412,166
                                                   ===============

 KEY:
      EDA       =   Economic Development Authority               IDRB      =    Industrial Development Revenue Bond
      EDFA      =   Economic Development Finance Authority       LOC       =    Letter of Credit
      EDRB      =   Economic Development Revenue Bond            MHRB      =    Multi-Family Housing Revenue Bond
      HEFA      =   Health and Education Finance Authority       RB        =    Revenue Bond
      HFA       =   Housing Finance Authority                    SPA       =    Standby Purchase Agreement
      HFC       =   Housing Finance Commission                   YCD       =    Yankee Certificate of Deposit
      IDA       =   Industrial Development Authority

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS
June 30, 2008
(UNAUDITED)
================================================================================

      Face                                                                      Maturity                     Value
     Amount                                                                       Date     Yield            (Note 1)
     ------                                                                       ----     ---------        -------
Repurchase Agreements (43.12%)
------------------------------------------------------------------------------------------------------------------------------------
$    128,000,000  Bank of America Securities, LLC, purchased on 06/30/08, repurchase proceeds at maturity $128,007,289 (Collateralized by $1,112,316,157,
                  GNMA, 0.00% to 6.00%, due 06/16/28 to 02/16/48,
                  value $130,560,001)                                           07/01/08     2.05%     $  128,000,000
     200,000,000  Bank of America Securities, LLC, purchased on 06/30/08, repurchase proceeds at maturity $200,008,889 (Collateralized by $174,360,800,
                  U.S. Treasury Bond, 7.50%, due 11/15/16, value $137,922,056
                  U.S. Treasury Note, 4.88%, due 08/31/08, value $66,078,045)   07/01/08     1.60         200,000,000
     273,000,000  Goldman Sachs., purchased on 06/30/08, repurchase proceeds at maturity $273,015,167 (Collateralized by $839,544,313, GNMA,
                  0.00% to 14.56%, due 3/15/10 to 6/15/38, value $278,460,000)  07/01/08     2.00         273,000,000

  --------------                                                                                       --------------
     601,000,000  Total Repurchase Agreements                                                             601,000,000
  --------------                                                                                       --------------
U.S. Government Obligations (56.79%)
------------------------------------------------------------------------------------------------------------------------------------
$    500,000,000  U.S. Treasury Bill                                            07/03/08     1.15%     $  499,968,056
     100,000,000  U.S. Treasury Bill                                            09/04/08     1.29          99,770,694
     100,000,000  U.S. Treasury Bill                                            09/18/08     1.16          99,747,639
      40,000,000  U.S. Treasury Note, 4.88%                                     05/31/09     2.06          41,014,684
      50,000,000  U.S. Treasury Note, 4.88%                                     06/30/08     2.62          51,101,767
  --------------                                                                                       --------------
    790,000,000  Total U.S. Government Obligations                                                        791,602,840
  --------------                                                                                       --------------
                  Total Investments (99.91%) (cost $1,392,602,840)                                      1,392,602,840
                  Cash and other assets, net of liabilities (0.09%)                                         1,256,494
                                                                                                       --------------
                  Net Assets (100.00%)                                                                 $1,393,859,334
                                                                                                       ==============
                  Net Asset Value, offering and redemption price per share:
                    Retail Shares,                20,165,141   shares outstanding                      $         1.00
                                                                                                       ==============
                    Pinnacle Shares,              76,854,950   shares outstanding                      $         1.00
                                                                                                       ==============
                    Investor Class,              287,146,973   shares outstanding                      $         1.00
                                                                                                       ==============
                    Institutional Service Class, 287,300,473   shares outstanding                      $         1.00
                                                                                                       ==============
                    Institutional Class,         540,973,822   shares outstanding                      $         1.00
                                                                                                       ==============
                    Short Term Income Shares,    181,417,975   shares outstanding                      $         1.00
                                                                                                       ==============

Note 1) Valuation of Securities -

     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Trustees will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on April 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework formeasuring fair value and three level hierarchies for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the assets or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:


Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of June 30, 2008:
Valuation Inputs                                Investment in Securities
----------------                                ------------------------
Level 1 - Quoted Prices                            $          -0-
Level 2 - Other Significant Observable Inputs       1,392,602,840
Level 3 - Significant Unobservable Inputs                     -0-
                                                   --------------
Total                                              $1,392,602,840
                                                   ==============

KEY:
      GNMA     =   Government National Mortgage Association

--------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
June 30, 2008
(UNAUDITED)
================================================================================

      Face                                                                      Maturity                      Value
     Amount                                                                       Date      Yield            (Note 1)
     ------                                                                       ----     ---------        -------
Loan Participations (4.38%)
------------------------------------------------------------------------------------------------------------------------------------
$     10,000,000  Army & Air Force Exchange Service with JPMorgan Chase as agent 07/09/08    2.45%     $   10,000,000
      35,000,000  Army & Air Force Exchange Service with JPMorgan Chase as agent 09/23/08    2.81          35,000,000
  --------------                                                                                       --------------
      45,000,000  Total Loan Participations                                                                45,000,000
  --------------                                                                                       --------------
Repurchase Agreements (39.90%)
------------------------------------------------------------------------------------------------------------------------------------
$    253 000,000  Bank of America Securities, LLC, purchased on 06/30/08, repurchase proceeds at maturity $253,014,407(Collateralized by $264,452,514
                  GNMA, 0.00% to 6.50%, due 8/20/37 to 6/15/38 Value $258,060,001)07/01/08   2.05%     $  253,000,000
     157,000,000  UBS Securities, LLC, purchased on 06/30/08, repurchase proceeds at maturity $157,011,339 (Collateralized by $214,442,000, RFIN, 0.000%,
                  due 07/15/08 to 04/15/30 value $160,140,863)                    07/01/08     2.60       157,000,000
  --------------                                                                                       --------------
     410,000,000  Total Repurchase Agreements                                                             410,000,000
  --------------                                                                                       --------------
U.S. Government Agency Discount Notes (30.99%)
------------------------------------------------------------------------------------------------------------------------------------
$     50,000,000  Federal Home Loan Bank                                        07/15/08     2.21%     $   49,957,805
      19,685,000  Federal Home Loan Bank                                        05/27/09     2.67          19,219,450
      50,000,000  Federal Home Loan Mortgage Corporation                        09/22/08     2.50          49,718,722
     175,000,000  Federal Home Loan Mortgage Corporation                        07/18/08     2.15         174,825,632
       5,000,000  Federal Home Loan Mortgage Corporation                        07/21/08     4.73           4,987,406
      20,000,000  Federal Home Loan Mortgage Corporation                        01/05/09     2.15          19,778,578
  --------------                                                                                       --------------
     319,685,000  Total U.S. Government Agency Discount Notes                                             318,487,593
  --------------                                                                                       --------------
U.S. Government Agency Medium Term Notes (24.13%)
------------------------------------------------------------------------------------------------------------------------------------
$     20,000,000  Federal Agricultural Mortgage Corporation                     04/01/09     2.50%     $   20,000,000
       5,000,000  Federal Home Loan Bank                                        07/16/08     4.75           5,000,431
      20,000,000  Federal Home Loan Bank                                        10/17/08     2.59          20,000,000
      20,000,000  Federal Home Loan Bank                                        04/01/09     2.32          20,000,000
      40,000,000  Federal Home Loan Bank                                        04/07/09     2.45          40,000,000
      27,000,000  Federal Home Loan Bank                                        04/14/09     2.25          27,000,000
      25,000,000  Federal Home Loan Bank                                        06/10/09     2.36          25,000,000
      50,000,000  Federal Home Loan Bank                                        06/10/09     2.26          50,000,000
      11,000,000  Federal Home Loan Bank                                        06/25/09     3.15          11,000,000
      20,000,000  Federal Home Loan Bank                                        05/06/09     2.67          20,000,000
      10,000,000  Federal Home Loan Bank                                        05/07/09     2.44          10,009,257
  --------------                                                                                       --------------
     248,000,000  Total U.S. Government Agency Medium Term Notes                                          248,009,688
  --------------                                                                                       --------------
                  Total Investments (99.40%) (cost $1,021,497,281)                                      1,021,497,281
                  Cash and other assets, net of liabilities (0.60%)                                         6,157,039
                                                                                                       --------------
                  Net Assets (100.00%)                                                                 $1,027,654,320
                                                                                                       ==============
                  Net Asset Value, offering and redemption price per share:

                  Advantage Shares,                896,140,882  shares outstanding                     $         1.00
                                                                                                       ==============
                  Retail Class,                    131,327,063  shares outstanding                     $         1.00
                                                                                                       ==============
                  Institutional Service Class,         255,295  shares outstanding                     $         1.00
                                                                                                       ==============
                  Institutional Class,                  10,508  shares outstanding                     $         1.00
                                                                                                       ==============

FOOTNOTES:
Note 1 Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on April 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the assets or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of June 30, 2008:
Valuation Inputs                                Investment in Securities
----------------                                ------------------------
Level 1 - Quoted Prices                            $           -0-
Level 2 - Other Significant Observable Inputs        1,021,497,281
Level 3 - Significant Unobservable Inputs                      -0-
                                                   ---------------
Total                                              $ 1,021,497,281
                                                   ===============

KEY:
     GNMA       =    Government National Mortgage Association
     RFIN       =    Resolution Funding Corporation Strip Interest

--------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
STATEMENT OF NET ASSET
June 30, 2008
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (1)
                                                                                                                  ------------------
    Face                                                                        Maturity  Current       Value              Standard
   Amount                                                                        Date     Coupon (2)   (Note 1)   Moody's  & Poor's
  -------                                                                        ----     ---------     ------    -------  - -------
Put Bonds (3) (1.65%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,515,000  Michigan Oakland County EDC RB (Orchard - Maple Project) (4)
              LOC LaSalle National Bank, N.A.                                   11/15/08     2.95%   $ 1,515,000
   5,910,000  South Carolina Three Rivers Solid Waste Disposal Facilities - Series A
              LOC US Bank, N.A.                                                 10/01/08     2.75      5,910,000                A-1+
------------                                                                                         -----------
   7,425,000  Total Put Bonds                                                                          7,425,000
------------                                                                                         -----------
Tax Exempt Commercial Paper (6.81%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,000,000  City of St. Louis, MO Airport RN
              (Lambert - St. Louis International Airport) - Series 2004
              LOC JPMorgan Chase Bank, N.A.                                     07/02/08     2.00%   $ 1,000,000      P-1       A-1+
   5,000,000  New Jersey EDA Exempt Facility RB
              (NJ Keystone  -1992 Project)
              LOC BNP Paribas                                                   10/08/08     1.60      5,000,000    VMIG-1      A-1+
   5,000,000  New Jersey EDA Exempt Facility RB
              (NJ Keystone  -1992 Project)
              LOC BNP Paribas                                                   08/06/08     1.55      5,000,000    VMIG-1      A-1+
   1,000,000  Oklahoma City Water Utilites Trust -Series A
              LOC State Street Bank & Trust Company                             09/03/08     1.55      1,000,000      P-1       A-1+
   5,000,000  Pendleton County, KY (Kentucky Association
              of Counties Leasing Trust Programs)- Series 1989
              LOC JPMorgan Chase Bank, N.A.                                     07/16/08     1.95      5,000,000      P-1       A-1+
   3,700,000  San Antonio, Texas Water - Series A                               07/02/08     1.90      3,700,000      P-1       A-1+
  10,000,000  Washington D.C. Metropolitan Transit
              LOC Wachovia Bank, N.A.                                           07/02/08     1.85     10,000,000      P-1       A-1+
------------                                                                                         -----------
  30,700,000 Total Tax-Exempt Commercial Paper                                                        30,700,000
------------                                                                                         -----------
Tax Exempt General Obligation Notes & Bonds (16.17%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,300,000  Bay Village, OH                                                   07/19/08     3.73%   $ 2,300,294     MIG-1
   1,715,000  Clark County, OH BAN (4)                                          06/10/09     2.00      1,718,960
   2,455,000  Concord, CO Metropolitan District Refunding & Improvement Bond
              LOC Wells Fargo Bank                                              12/01/08     3.50      2,455,000                A-1+
   1,099,400  Des Plaines, Illinois Park District (4)                           12/15/08     1.80      1,102,857
   1,600,000  Fairborn, OH Tax Increment RN - Series 2007
              LOC US Bank, N.A.                                                 09/12/08     3.75      1,602,790        P-1     A-1+
   1,240,000  Marion County, OH  BAN  Series 2008(4)                            04/29/09     1.80      1,244,527
   3,685,000  Michigan Lowell Area Schools (4)                                  05/01/09     2.60      3,726,981
   3,945,000  Michigan Public Educational Authority RB
              LOC Bank of New York Mellon                                       08/22/08     3.67      3,949,485               SP-1+
   7,000,000  Minnesota State Housing Finance Agency AMT                        08/11/08     3.78      7,000,000     MIG-1     SP-1+
   2,815,000  Muskingum County, OH (4)                                          01/15/09     2.93      2,823,422
   1,095,000  Ogilvie, MN Independent School District # 3
              GO Aid Anticipation Certificates of Indebtedness -Series 2007B(4) 08/19/08     3.82      1,095,252
   1,425,000  State of Arkansas Federal Highway Grant Anticipation and
              Tax RB - Series 2000A (4)                                         08/01/08     3.76      1,427,044
  10,000,000  Texas State TRAN                                                  08/28/08     3.70     10,012,384     MIG-1     SP-1+
   1,900,000  Vandalia City, OH BAN (4)                                         08/22/08     3.88      1,900,000
  12,000,000  Vermont Housing Finance Agency - Series 2007
              LOC Calyon                                                        09/25/08     3.85     12,000,000      P-1       A-1+
  10,000,000  Will & Kendall County, IL Community Consolidated School
              District  No 202                                                  10/01/08     1.50     10,024,971               SP-1+
   8,500,000  Wisconsin Kettle Moraine School District
              Tax & Revenue Anticipation Promisory Note (4).                    09/03/08     3.72      8,500,419
------------                                                                                         -----------
  72,774,400  Total Tax Exempt General Obligation Notes & Bonds                                       72,884,386
------------                                                                                         -----------
Variable Rate Demand Instruments-Private Placements (5) (3.20% )
------------------------------------------------------------------------------------------------------------------------------------
$  2,869,000  Anaheim, CA MHRB
              (West Anaheim Royale Project) - Series 1985C
              LOC Union Bank of California                                      12/01/15     3.00%   $ 2,869,000      P-1       A-1
   1,959,000  Anaheim, CA (West Anaheim Convalescent Home)
              LOC Union Bank of California                                      12/01/15     3.00      1,959,000      P-1       A-1
   2,848,000  Culver City, CA RDRB (Culver City Royale Project) - Series 1985
              LOC Union Bank of California                                      12/01/15     3.00      2,848,000      P-1       A-1
   1,500,000  Harford County, MD EDRB
              (Harrigan Roller Company, Inc. Project) - Series 1984
              LOC Dresdner Bank, A.G.                                           12/28/14     3.00      1,500,000      P-1       A-1
   3,745,000  Howard County, MD RB
              (The Bluffs & Hawthorne Apartment Facility) - Series 1995
              LOC Allfirst Bank                                                 12/01/20     1.71      3,745,000    VMIG-1
   1,503,600  West Jordan, UT IDRB
              (The Lynn Partnership Nursing Home Project) - Series 1985
              LOC Bank of America, N.A.                                         07/01/15     3.25      1,503,600      P-1       A-1+
------------                                                                                         -----------
  14,424,600  Variable Rate Demand Instruments - Private Placements                                   14,424,600
------------                                                                                         -----------
Variable Rate Demand Instruments (5) (71.38%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,040,000  Adams County, PA IDA RB (Say Plastic Inc. Project) - Series 2007 .
              LOC Wachovia Bank, N.A.                                           08/01/32     1.67%   $ 2,040,000      P-1       A-1+
   1,345,000  Alabama Demopolis IDA (Gulf Opportunity Zone) (4).
              LOC Compass Bank                                                  08/01/22     1.91      1,345,000
   3,000,000  Alachua County, FL IDRB
              (Oak Hall Private School, Inc. Project)- Series 2007
              LOC Suntrust Bank                                                 07/01/31     1.58      3,000,000    VIMG-1
   3,900,000  Allegheny County Residential Finance Authority
              Guaranteed by Government National Mortgage Association            11/01/35     1.68      3,900,000    VMIG-1
     250,000  Appling County Development Authority, GA
              (Georgia Power Hatch Project)                                     12/01/18     2.25        250,000    VIMG-1
   5,000,000  Arizona Spear Custody Receipts Related to IDA of Chandler (4)
              LOC Deutsche Bank, A.G.                                           12/01/37     1.64      5,000,000
   2,000,000  BB & T Municipal Trust Floater Certificates - Series 2057
              LOC Branch Banking And Trust Company                              10/01/37     1.61      2,000,000    VMIG-1
   5,000,000  BB&T Municipal Trust Floater Certificates - Series 1009
              LOC Branch Banking And Trust Company                              03/01/24     1.63      5,000,000    VMIG-1
     475,000  Beaver County, PA IDA PCRB
              (First Energy Generation Corp.) - Series B
              LOC Royal Bank of Scotland, N.A.                                  12/01/41     1.48        475,000    VMIG-1      A-1+
   5,200,000  Blue Springs, MO IDA MHRB
              (Autumn Place Apartments Project) - Series 2004 - A1
              Guaranteed by Federal National Mortgage Association               08/15/37     1.65      5,200,000    VMIG-1
   4,500,000  Broward County, FL HFA Multifamily Housing RB
              (Palms of Deerfield Beach Apartments) - Series 2006
              LOC Citibank, N.A.                                                08/15/38     1.65      4,500,000                A-1+
   2,750,000  Broward County, FL HFA
              (Sailboat Bend Artist Lofts Project) - Series 2006
              LOC Citibank, N.A.                                                04/15/38     1.75      2,750,000                A-1+
   1,880,000  Calcasieu Parish Public Trust Authority Gulf Opportunity Zone RB
              (Delta Equine Center LLC Project) - Series 2007(4)
              LOC Branch Banking And Trust Company                              01/01/32     1.71      1,880,000
   1,150,000  Caledonia, WI IDRB
              (Quick Cable Corpoation Project) - Series 1998
              LOC Fifth Third Bank                                              12/01/18     1.70      1,150,000     P-1       A-1+
   5,000,000  Capital Trust Agency, FL RB
              (Aero Miami FX, LLC Project) - Series 2004A
              LOC JPMorgan Chase Bank                                           08/01/34     1.75      5,000,000               A-1+
   5,355,000  Chicago, IL MHRB Putters Series 2054
              LOC FHA/GNMA                                                      12/20/39     1.80      5,355,000    VMIG-1
   5,605,000  Chicago IL MHRB (Sankofa Housing Project) - Series 2007B
              LOC Harris Trust                                                  12/01/08     1.70      5,605,000    VMIG-1
     965,000  City of Lima, OH Health Care Facilities RB
              (Allen County Health Partners) - Series 2005
              LOC Huntington National Bank                                      11/01/25     3.25        965,000      P-1
   1,820,000  Cleveland - Cuyahoga County, OH Port Authority RB
              (CBT Project) - Series 2007
              LOC Charter One Bank                                              06/01/31     2.08      1,820,000      P-1      A-1+
   5,177,161  Clipper Tax Exempt Trust COPs - (Oklahoma) - Series 2004-3        02/01/10     1.67      5,177,161    VMIG-1
     400,000  Cohasset MN RB
              (Minnesota Power & Light Co. Project) Series 1997A
              LOC LaSalle National Bank, N.A.                                   06/01/20     1.55        400,000               A-1+
   3,000,000  Colorado HFA Solid Waste Disposal RB
              (Waste Management Incorporate Project)
              LOC Wachovia Bank, N.A.                                           08/01/38     1.70      3,000,000               A-1+
     500,000  Connecticut State GO - Series 1997B                               05/15/14     1.25        500,000    VMIG-1     A-1+
   2,925,000  Connecticut State Special Tax Obligation Bonds
              (Second Lien Transportation Infrastructure) - Series 1
              Insured by FSA                                                    12/01/10     1.45      2,925,000      P-1      A-1+
   2,000,000  County of Henry, OH Improvement RB
              (Henry County Hospital, Inc) -Series 2006
              LOC Key Bank, N.A                                                 03/01/31     1.64      2,000,000      P-1      A-1
   1,000,000  Delaware State EDA Revenue (Delaware Hospice Inc Project)
              LOC Wilmington Trust Company                                      02/01/32     1.55      1,000,000    VMIG-1
   4,400,000  Deutsche Bank Spears/Lifer Trust Various State Goldman Sachs (4)
              Insured by FSA                                                    06/15/25     1.57      4,400,000
  11,030,000  Development Authority of Columbus, Georgia MHRB
              (Avalon Apartments Projects)- Series 2008
              Guaranteed by Federal National Mortgage Association               10/15/40     1.71     11,030,000                A-1+
  10,000,000  Development Authority of Columbus, Georgia MHRB
              (Lumpkin Park Apartments Project)- Series 2008
              LOC Regions Bank                                                  03/01/43     1.76     10,000,000                A-1
   3,000,000  Development Authority of Fulton County, GA RB
              (Piedmont Healthcare Inc. Project) - Series 2007
              LOC SunTrust Bank                                                 06/01/37     1.53      3,000,000    VMIG-1
   2,890,000  Elkhart County, IN EDRB
              (Reflex Industries Project) - Series 2007
              LOC Fifth Third Bank                                              12/01/27     1.70      2,890,000      P-1       A-1+
   3,865,000  Douglas County, NE IDRB
              (Phillips Manufacturing Project) - Series 2002
              LOC Wells Fargo Bank N.A                                          12/01/18     1.65      3,865,000                A-1+
  10,000,000  Federal Home Loan Mortgage Corporation
              Guaranteed by Federal National Mortgage Association               05/15/46     1.70     10,000,000                A-1+
   1,280,000  Florida Housing Finance Corporation RB
              (Lighthouse Bay Apartments) - Series 2002 N1/N2
              Guaranteed by Federal Home Loan Mortgage Corporation              11/01/32     1.56      1,280,000                A-1+
   2,315,000  Florida State Board of Education (ROC RR II R-12211)              06/01/33     1.58      2,315,000                A-1+
     720,000  Frisco City, AL IDRB (Standard Furniture Manufacturing Co. Inc.)
              LOC Royal Bank of Canada                                          11/01/09     1.66        720,000                A-1
   1,000,000  Fulton County, KY Industrial Building RB
              (Burke Parsons Bowlby Corporation Project)
              LOC Branch Banking And Trust Company                              07/01/26     1.71      1,000,000      P-1       A-1+
   1,225,000  Gainesville Florida IDRB (Heat Pipe Technology Project)
              LOC AmSouth Bank                                                  05/01/18     1.73      1,225,000      P-1       A-1
   7,000,000  Greenwood County, SC (Fuji Photo Film, Inc Project)               09/01/11     1.71      7,000,000                A-1+
   1,000,000  Gulf Coast, TX IDA Environmental Facilites RB
              (Citgo Petrolium Corp. Project) - Series 2002
              LOC Royal Bank of Scotland                                        02/01/32     2.25      1,000,000    VMIG-1
     900,000  Gwinnett County Development Authority, GA RB
              (Greater Atlanta Christian School, Inc. Project) - Series 2002
              LOC SunTrust Bank                                                 05/01/22     1.53        900,000    VMIG-1
   9,000,000  Maryland Health and Educationa Facilities Authority, RB
              (University of Maryland Medical System Project) - Series 2007A
              LOC Wachovia Bank, N.A.                                           07/01/34     1.47      9,000,000    VMIG-1      A-1+
   2,000,000  Illinois Development Finance Authority RB
              (Chicago Gear-D.O. James Corporation) - Series 2007
              LOC Fifth Third Bank                                              12/01/31     1.70      2,000,000      P-1       A-1+
   1,600,000  Illinois Development Finance Authority IDRB
              (US Acrylic, Inc. Project) - Series 2003
              LOC Fifth Third Bank                                              08/01/33     1.70      1,600,000      P-1       A-1+
   3,000,000  Illinois Development Finance Authority
              (Butterfield Creek Project) - Series 1999 AMT
              LOC LaSalle National Bank, N.A.                                   04/01/39     1.70      3,000,000                A-1
   2,625,000  Illinois Financial Authority, IL RB
              (Riverside Health System Project) - Series 2004
              LOC JPMorgan Chase Bank, N.A.                                     11/15/29     1.50      2,625,000    VMIG-1      A-1+
   3,700,000  Iowa Higher Education Loan Authority Private College Facility RB
              (University of Dubuque Project) - Series 2007
              LOC Northern Trust                                                04/01/35     2.40      3,700,000                A-1+
   1,450,000  Iredell County, NC Industrial Facilities & Pollution Control Funding
              (Riley Technologies Project) (4)
              LOC Branch Banking And Trust Company                              11/01/31     1.71      1,450,000
     830,000  Jefferson County, KY Industrial Building (R.C. TWAY Company,
              Kentucky Manufacturing Company Project) Series 1998
              LOC JPMorgan Chase Bank, N.A.                                     06/01/18     1.80        830,000      P-1       A-1+
   1,370,000  Jeffersontown, KY Lease Program RB
              (Kentucky League of Cities Fund Trust) - Series 2000
              LOC US Bank, N.A.                                                 03/01/30     1.70      1,370,000    VMIG-1
   2,400,000  La Porte County, IN EDC RB
              (Universal Forest Products) - Series 2000
              LOC Michigan National Bank                                        11/01/20     1.67      2,400,000      P-1       A-1+
   2,485,000  Lee County, FL Industrial Development Authority
              Health Care Facilities RB (Shady Rest Care Pavilion Project)
              LOC Fifth Third Bank                                              06/01/25     1.61      2,485,000      P-1       A-1+
     600,000  Loudoun County, VA IDA RB
              (Howard Hughes Medical Institute Project) - Series 2003C          02/15/38     1.30        600,000    VMIG-1      A-1+
     250,000  Manatee County, FL PCRB (FL Powers & Light Project) 1994          09/01/24     1.75        250,000    VMIG-1      A-1
     406,000  Marion County, FL IDA
              (Chambrel At Pinecastle Project) - Series 2002
              Guaranteed by Federal National Mortgage Association               11/15/32     1.56        406,000                A-1+
   2,000,000  Marion County, FL IDA RB
              (Capris Furniture Industries Project) - Series 2005
              LOC SunTrust Bank                                                 02/01/25     1.78      2,000,000      P-1       A-1+
   1,995,000  Massachusetts Development Finance Agency Revenue
              (Worcester Polytechnic Institute) - Series 2008A
              LOC TD Bank North, N.A.                                           09/01/35     1.45      1,995,000   VMIG-1      A-1+
   2,000,000  Memphis, TN Health Educational and Housing Facilities Board
              MHRB (Ashland Lakes Apartments)  - Series 2006A
              LOC U.S. Bank, N.A.                                               08/01/41     1.65      2,000,000                A-1+
   1,500,000  Michigan State Strategic Fund Limited Obligation RB
              (Envelope Printery Inc Project)
              LOC Fifth Third Bank                                              03/01/27     1.70      1,500,000      P-1       A-1+
   1,900,000  Michigan State Strategic Fund Limited Obligation RB
              (Grand River Infrastructure, Inc.) - Series 2006
              LOC Fifth Third Bank                                              06/01/14     1.70      1,900,000      P-1       A-1+
   2,275,000  Michigan State Strategic Fund Limited Obligation RB
              (Nuvar Properties LLC Project) - Series 2007
              LOC Fifth Third Bank                                              04/01/37     1.70      2,275,000      P-1       A-1+
     920,000  Michigan State Strategic Fund  (Ilmor Engineering Incorporated)
              LOC Fifth Third Bank                                              03/01/36     1.70        920,000      P-1       A-1+
   1,740,000  Michigan State Strategic Fund (Sintel, Inc. Project) - Series 2005
              LOC Fifth Third Bank                                              10/01/30     1.70      1,740,000      P-1       A-1+
   6,750,000  Missippi Home Corporation  MHRB
              (Edgewood Manor Apartments Project) - Series 2008-2(4)
              LOC Federal Home Loan Mortgage Corporation                        11/01/40     1.71      6,750,000
     565,000  Mississippi Home Corporation Single Family Mortgage RB
              Wachovia Merlots Trust Series 2000YYY
              Guaranteed by Government National Mortgage Association            12/01/31     1.96        565,000    VMIG-1
   3,000,000  Missouri State HEFA (Barnes Hospital)
              LOC JPMorgan Chase Bank, N.A.                                     12/01/15     1.55      3,000,000    VMIG-1      A-1+
     250,000  Montgomery, AL IDRB Pollution Control & Solid Waste Disposal
              (General Electric Company Project)                                05/01/21     2.30        250,000    VMIG-1      A-1+
     250,000  Montgomery, AL IDRB Municipal Electricity Authority of Georgia
              Insured by FSA                                                    01/01/26     1.45        250,000    VMIG-1      A-1+
   1,450,000  Nashville & Davidson County, TN
              (Wedgewood Tower Project) - Series 2004 A
              LOC AmSouth Bank                                                  06/01/34     1.79      1,450,000      P-1       A-1
   5,545,000  Nevada Housing Division MHRB
              (Golden Apartments) - Series 2007
              LOC Citibank, N.A.                                                10/01/42     1.75      5,545,000                A-1+
   2,165,000  Nevada Housing Division Multi-Unit Housing RB
              (Maryland Villas Project) - Series 1997
              LOC Federal Home Loan Bank                                        10/01/30     1.75      2,165,000                A-1+
   3,500,000  Neveda Housing Division MHRB (Golden Apartment Project)
              Guaranteed by Federal Home Loan Mortgage Corporation              10/01/37     1.75      3,500,000                A-1+
   3,000,000  New Jersey EDA RB
              (Pivotal Utility Holdings Incorporation)
              LOC Wells Fargo Bank, N.A.                                        06/01/32     2.05      3,000,000    VMIG-1
   5,000,000  North Carolina Capital Facilites Finance Agency Solid Waste
              Disposal Company (Duke Energy Carolinas)
              LOC Wells Fargo Bank, N.A.                                        11/01/40     1.68      5,000,000    VMIG-1      A-1+
     435,000  Ohio, KY Air Quality Development Authority, PCRB
              (First Energy Generation Corp. Project)
              LOC Fifth Third Bank                                              10/01/20     1.70        435,000      P-1       A-1+
   1,500,000  Ohio State Air Quality Development Authority PCRB
              (Firstenergy Generation Corp.) - Series 2006A
              LOC Key Bank, N.A.                                                12/01/23     1.55      1,500,000    VMIG-1      A-1
   4,600,000  Ohio State  Water Development Authority PCRB
              (First Energy Nuclear Generaton Corp Project)- Series 2008-A
              LOC Bank of Nova Scotia                                           11/01/33     1.62      4,600,000                A-1+
   1,200,000  Orange County, FL HFA (Windsor Pines Project) - Series 2000E
              LOC Bank of America, N.A.                                         03/01/35     1.75      1,200,000    VMIG-1
   1,100,000  Orange County, FL MHRB
              (Post Fountains at Lee Vista Project)- Series 1997E
              Collateralized by Federal National Mortgage Association           06/01/25     1.55      1,100,000                A-1+
   1,200,000  Orland Park, IL IDRB (Panduit Corporation Project) - Series 1996
              LOC Fifth Third Bank                                              04/01/31     1.72      1,200,000                A-1+
     250,000  Orlando, FL Utilities Commission - Series B                       10/01/22     1.52        250,000    VMIG-1      A-1+
   4,000,000  Palm Beach County, FL EDFA  (Lynn University Project) - Series 2001
              LOC Bank of America, N.A.                                         11/01/21     1.55      4,000,000      P-1       A-1+
   2,000,000  Pennsylvania EDFA (Amtrak Project) - Series B of 2001
              LOC JPMorgan Chase Bank, N.A.                                     11/01/41     1.75      2,000,000    VMIG-1      A-1+
   2,500,000  Pennsylvania EDFA EDRB
              (Joseph R & Nancy L Delsignore Project) - Series 2005B2
              LOC PNC Bank, N.A.                                                08/01/30     1.62      2,500,000      P-1       A-1+
   1,500,000  Pennsylvania EDFA EDRB
              (North America Communications, Inc. Project) - Series 2005B3
              LOC PNC Bank, N.A.                                                08/01/12     1.62      1,500,000      P-1       A-1+
   1,975,000  Port Bellingham, WA IDC
              (BP West Coast Products LLC Project) - Series 2003                03/01/38     2.20      1,975,000    VMIG-1      A-1+
   5,990,000  Puerto Rico BB&T Municipal Trust Floater Series 2006
              Related to Puerto Rico Electric Power Authority - Series VV
              LOC Branch Banking And Trust Company                              07/01/32     1.57      5,990,000    VMIG-1
   1,645,000  Prince William Counrty, VA IDA (Mediatech Inc. Project)
              LOC Branch Banking And Trust Company                              11/01/32     1.71      1,645,000    VMIG-1
   3,500,000  Riesel IDC Solid Waste Disposal RB
              (Sandy Creek Energy Associated)
              LOC Credit Suisse                                                 10/01/42     1.55      3,500,000                A-1+
   1,800,000  Rockingham County, NC IDRB PCFA
              (Eden Customs Processing, LLC Project) Series 2004 (4)
              LOC Branch Banking And Trust Company                              01/01/17     1.71      1,800,000
   1,925,000  Rockingham County, NC IDRB PCFA
              (Whiteridge Plastics Project) - Series 2003 (4)
              LOC Branch Banking And Trust Company                              03/01/15     1.71      1,925,000
   7,650,000  Rome, GA Housing Authority MHRB
              (Ashland Park Apartment Project) - Series 2002
              LOC Union Planters Bank                                           07/01/34     1.81      7,650,000                A-1
   4,400,000  Rutgers, the State University
              (The State University of New Jersey) - Series 2002-1A             05/01/18     1.35      4,400,000    VMIG-1      A-1+
   9,125,000  Sabine Neches Housing Finance Corporation, TX
              Single Family Mortgage RB RR II R-11208
              LOC GNMA/ FNMA /FHLMC                                             12/01/39     1.63      9,125,000    VMIG-1
   1,000,000  Savannah, GA EDA Solid Waste Disposal RB
              (Republic Services of Georgia Limited Partnership Project)
              LOC SunTrust Bank                                                 06/01/30     1.68      1,000,000    VMIG-1
   2,945,000  South Carolina Jobs EDA (Cannon Medical Hospital) - Series 2004A
              LOC National Bank of South Carolina                               06/01/24     1.70      2,945,000      P-1
   2,145,000  South Carolina Jobs EDA RB
              (DCS Diversified Coating Systems, Inc Project) - Series 2002
              LOC Branch Bank And Trust Company                                 04/01/17     1.71      2,145,000    VMIG-1
   1,230,000  South Carolina Ridgeland Township RB (LRC Ridgeland LLC
              Project) - Series 2006A
              LOC Columbus Bank & Trust Company                                 09/01/21     1.80      1,230,000      P-1       A-1
     800,000  Suffolk County, VA Redevelopment and Housing Authority MHRB
              (Oak Springs Apartments, LLC) - Series A
              Guaranteed by Federal Home Loan Mortgage Corporation              12/01/19     1.57        800,000    VMIG-1
   1,065,000  Suffolk County, VA Redevelopment & Housing Authority MHRB
              (Pembroke Crossing Apartments) - Series 1998 (4)
              LOC SunTrust Bank                                                 09/01/19     1.65      1,065,000
   1,100,000  Texas Calhoun County Navigation Port, RB
              (BP Amoco PLC) - Series 2003                                      01/01/24     2.20      1,100,000    VMIG-1      A-1+
   1,500,000  TOCs (TICs/TOCs Trust - Series 2001-1) Relating to Puerto Rico
              Public Improvement Refunding Bonds, - Series 2001-1
              Insured by FSA                                                    07/01/27     1.55      1,500,000                A-1+
   1,165,000  Tulsa, OK IDA (Indian Health Care Resource Center of Tulsa)
              LOC Bank One, N.A.                                                06/01/14     2.30      1,165,000    VMIG-1      A-1+
     745,000  Tuscaloosa County, AL IDA
              (Automotive Carridor, LLC Expansion Project) - Series 2001
              LOC Regions Bank, N.A.                                            11/01/24     1.91        745,000      P-1       A-1
   1,345,000  Tuscaloosa County, AL IDA
              (Automotive Carridor, LLC Expansion Project) - Series 2001(4)
              LOC Regions Bank                                                  10/01/21     1.91      1,345,000
     265,000  University of North Carolina at Chapel Hill RB - Series 2001 B    12/01/25     1.60        265,000     VMIG-1     A-1+
   4,800,000  University of North Carolina COPs
              (Chapel Hill Foundation Project) - Series 1989
              LOC Bank of America, N.A.                                         10/01/09     1.60      4,800,000     VMIG-1
   4,230,000  Upper Illinois River Valley Development Authority IDRB
              (Georgi Holding LLC Project) (4)
              LOC US Bank N.A.                                                  12/01/37     2.13      4,230,000
   1,520,000  Upper Illinois River Valley IDA RB
              (Advance Flexible Composites) Series A(4)
              LOC LaSalle National Bank, N.A.                                   06/01/25     1.79      1,520,000
   4,450,000  Volusia County, FL IDA RB (Intellitech Project)
              LOC LaSalle Bank Midwest, N.A.                                    10/01/37     1.70      4,450,000                A-1+
   2,655,000  Washington State EDFA
              (Summer Building LLC Project) - Series 2005F
              LOC Key Bank, N.A.                                                12/01/30     1.76      2,655,000      P-1       A-1
   1,995,000  Washington State HFC Putters Series 1335
              LOC GNMA/FNMA                                                     12/01/23     1.50      1,995,000     VMIG-1
     925,000  Washington State HFC Putters Series 1335
              LOC GNMA/FNMA/FHLMC                                               12/01/09     1.80        925,000     VMIG-1
   2,800,000  Washington State HFC MHRB
              (Seasons Apartment Project) Series 2006
              Collateralized by Federal National Mortgage Association           12/15/40     1.70      2,800,000     VMIG-1
   1,045,000  Wauwatosa, WI Housing Authority RB
              (Hart Park Square Project)
              LOC Marshall & Ilsley Bank                                        03/01/34     2.04      1,045,000      P-1       A-1
   2,000,000  West Des Moines, IA RB
              (Woodgrain Millwork Inc Project) - Series 1995
              LOC Wells Fargo Bank, N.A.                                        04/01/10     1.75      2,000,000      P-1       A-1+
   5,000,000  West Virginia EDA Solid Waste Disposal Facilities Factories RB
              (Appalachian Power Company-Mountaineer Project)- Series 2008B
              LOC JPMorgan Chase                                                02/01/36     1.68      5,000,000     VMIG-1     A-1+
   3,010,000  Will-Kankakee Regional Development Authority, IL IDRB - Series A
              LOC JPMorgan Chase Bank, N.A.                                     08/01/36     1.70      3,010,000      P-1       A-1+
   1,000,000  Wisconsin State HEFA
              (Indian Community School of Wilwaukee) - Series 2006
              LOC JPMorgan Chase Bank, N.A.                                     12/01/36     1.55      1,000,000     VMIG-1
   2,375,000  Wisconsin Sturtevant IDRB (SLJB LLC Inc. Project) - Series 1997
              LOC Fifth Third Bank                                              05/01/12     1.78      2,375,000      P-1       A-1+
------------                                                                                       -------------
 321,788,161  Total Variable Rate Demand Instruments                                                 321,788,161
------------                                                                                       -------------
              Total Investments (99.21%) (cost $447,222,147)                                         447,222,147
              Cash and other assets, net of liabilities (0.79%)                                        3,558,160
                                                                                                   -------------
              Net Assets (100.00%)                                                                 $ 450,780,307
                                                                                                   =============
              Net Asset Value, offering and redemption price per share:
                                                                                                    ============
              Advantage Shares,                 196,620,463 shares outstanding                       $      1.00
                                                                                                   =============
              Institutional Class,                3,904,019 shares outstanding                       $      1.00
                                                                                                   =============
              Institutional Service Shares,         139,454 shares outstanding                       $      1.00
                                                                                                   =============
              Retail Class,                     162,982,360 shares outstanding                       $      1.00
                                                                                                   =============
              Short Term Income Shares,          87,291,344 shares outstanding                       $      1.00
                                                                                                   =============

FOOTNOTES:

  1) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

  2) The interest rate shown reflects the security's current coupon, unless yield is available.

  3) The maturity date indicated for the put bonds is the next put date.

  4) Securities   that   are not rated that the Adviser has  determined to be of
     comparable quality to   those rated   securities in which the Fund invests.

  5) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

   Note 1) Valuation of Securities -

     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2of 1% from the value determined on the basis of amortized cost, the Board of Trustees will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on April 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the assets or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other  significant  observable  inputs   (including  quoted prices for
similar  securities,  interest rates,  prepayment  speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of June 30, 2008:

   Valuation Inputs                             Investment in Securities
   ----------------                             ------------------------
   Level 1 - Quoted Prices                         $         -0-
   Level 2 - Other Significant Observable Inputs     447,222,147
   Level 3 - Significant Unobservable Inputs                 -0-
                                                   -------------
   Total                                           $ 447,222,147
                                                   =============

KEY:
      AMT      =  Alternate Minimum Tax                         GMNA      =  Government National Mortgage Association
      BAN      =  Bond Anticipation Note                        IDA       =  Industrial Development Authority
      COPs     =  Certificates of Participation                 IDC       =  Industrial Development Corporation
      EDA      =  Economic Development Authority                IDRB      =  Industrial Development Revenue Bond
      EDC      =  Economic Development Corporation              LOC       =  Letter of Credit
      EDFA     =  Economic Development Finance Authority        MHRB      =  Multi-Family Housing Revenue Bond
      EDRB     =  Economic Development Revenue Bond             PCFA      =  Pollution Control Finance Authority
      FHA      =  Federal Housing Authority                     PCRB      =  Pollution Control Revenue Bond
      FSA      =  Financial Security Assurance                  RDRB      =  Residential Development Revenue Bond
      FHLMC    =  Federal Home Loan Mortgage Corporation        RB        =  Revenue Bond
      FNMA     =  Federal National Mortgage Association         RN        =  Revenue Notes
      HEFA     =  Health and Education Facilities Authority     ROCs      =  Reset Option Certificates
      HFA      =  Housing Finance Authority                     TRAN      =  Tax and Revenue Anticipation Note
      HFC      =  Housing Finance Commission                    TICs      =  Trust Inverse Certificates
      GO       =  General Obligation                            TOCs      =  Tender Option Certificates

ITEM 2: CONTROLS AND PROCEDURES


(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3: EXHIBITS


Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Daily Income Fund

By (Signature and Title)*    /s/Christine Manna
                             -------------------
                             Christine Manna, Secretary

Date: August 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Michael P. Lydon
                             -------------------
                             Michael P. Lydon, President

Date:  August 22, 2008

By (Signature and Title)*    /s/Joseph Jerkovich
                             -------------------
                             Joseph Jerkovich, Treasurer and Assistant Secretary

Date:  August 22, 2008

* Print the name and title of each signing officer under his or her signature.